Note 19 - Derivatives - Cross Currency Swaps (Details) $ in Thousands, € in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Cross Currency Interest Rate Contract, Euro, Effective 21/5/2021 [Member]
Notional amount | €		€ 50
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract, Effective 21/5/2021 [Member]
Notional amount	$ 61,175
Fixed rate	4.10%	4.10%
Fair value	$ (2,268)
Cross Currency Interest Rate Contract, Effective 25/5/2021 [Member]
Notional amount	$ 61,200
Fixed rate	4.05%	4.05%
Fair value	$ (2,178)
Derivative Cross Currency Interest Rate Contract, Euro, Effective 25/5/2021 [Member]
Fixed rate	2.70%	2.70%
Cross Currency Interest Rate Contract [Member]
Fair value	$ (4,446)